Document And Entity Information	Mar. 24, 2022
Document Information [Line Items]
Entity, Registrant Name	AutoWeb, Inc.
Document, Type	8-K
Document, Period End Date	Mar. 24, 2022
Entity, Incorporation, State or Country Code	DE
Entity, File Number	1-34761
Entity, Tax Identification Number	33-0711569
Entity, Address, Address Line One	400 North Ashley Drive
Entity, Address, Address Line Two	Suite 300
Entity, Address, City or Town	Tampa
Entity, Address, State or Province	FL
Entity, Address, Postal Zip Code	33602-4314
City Area Code	949
Local Phone Number	225-4500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	AUTO
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001023364